EMPLOYEE BENEFITS - CONTRIBUTORY PROFIT SHARING PLAN (Details) - The Bank $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)
Contributory profit sharing plan
Requisite period of service as an eligibility condition	1 year
Requisite duration of service within the required period as an eligibility condition	125 days
Requisite age of an employee as an eligibility condition | item	18
Profit sharing expense | $	$ 0	$ 5